Share-Based Compensation - Summary of Option Activity (Detail) (2011 Stock Plan, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
2011 Stock Plan
Number of Shares Under Option
Outstanding - Beginning of period	5,249,000
Granted	493,000
Cancelled or forfeited	(629,000)
Outstanding - End of period	5,029,000
Exercisable - End of period	2,904,000
Weighted-Average Exercise Price
Outstanding - Beginning of period	$ 9.91
Granted	$ 10.81
Exercised	$ 10.01
Cancelled or forfeited	$ 9.89
Outstanding - End of period	$ 10.00
Exercisable - End of period	$ 9.97
Weighted-Average Remaining Contractual Term
Outstanding - End of period	7 years 5 months
Exercisable - End of period	6 years
Aggregate Intrinsic Value
Outstanding - End of period	$ 0
Exercisable - End of period	$ 0